UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05554

Morgan Stanley California Tax-Free Daily Income Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices) (Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley California Tax-Free Daily Income Trust

Portfolio of Investments ¡ September 30, 2013 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (72.0%)
$5,800	Antelope Valley-East Kern Water Agency, CA, Ser 2008 A-2 COPs	0.04%	10/07/13	06/01/37	$5,800,000
	Bay Area Toll Authority, CA,
10,000	San Francisco Bay Area Toll Bridge 2007 Ser D-2	0.07	10/07/13	04/01/47	10,000,000
1,000	San Francisco Bay Area Toll Bridge 2009 Ser F-1 ROCs II-R Ser 11901 (c)	0.08	10/07/13	04/01/17	1,000,000
1,000	BB&T Municipal Trust, CA, California Department of Water Resources 2008 Subser AE Floater Certificates Ser 28 (c)	0.07	10/07/13	12/01/15	1,000,000
	California,
6,900	Ser 2005 A Subser A-2-1	0.07	10/07/13	05/01/40	6,900,000
10,000	Ser 2005 A Subser A-3	0.06	10/07/13	05/01/40	10,000,000
3,100	Ser 2005 B Subser B-3	0.06	10/07/13	05/01/40	3,100,000
9,300	California Educational Facilities Authority, California Institute of Technology 2006 Ser A	0.04	10/07/13	10/01/36	9,300,000
3,500	California Enterprise Development Authority, Robert Louis Stevenson School Ser 2011	0.07	10/07/13	01/01/41	3,500,000
	California Health Facilities Financing Authority,
6,725	Catholic Healthcare West Ser 2011 B	0.05	10/07/13	03/01/47	6,725,000
4,600	Catholic Healthcare West Ser 2011 C	0.06	10/07/13	03/01/47	4,600,000
7,250	Scripps Health Ser 2008 D	0.08	10/07/13	10/01/31	7,250,000
4,900	Scripps Health Ser 2010 C	0.05	10/07/13	10/01/40	4,900,000
7,050	Scripps Health Ser 2012 B	0.05	10/07/13	10/01/42	7,050,000
3,400	St. Joseph Health System Ser 2011 A	0.07	10/07/13	07/01/41	3,400,000
9,000	Stanford Hospital Ser 2008 B-1	0.06	10/07/13	11/15/45	9,000,000
1,140	Sutter Health Ser 2011 B ROCs II-R Ser 11952 (c)	0.08	10/07/13	08/15/18	1,140,000
4,770	California Infrastructure & Economic Development Bank, American National Red Cross Ser 2008	0.08	10/07/13	09/01/34	4,770,000
3,000	California State University Institute, Systemwide Ser 2005 C Eagle #20130009 (BHAC) (c)	0.08	10/07/13	11/01/35	3,000,000
	California Statewide Communities Development Authority,
10,610	Gas Supply Sacramento Municipal Utility District Ser 2010	0.07	10/07/13	11/01/40	10,610,000
2,000	Kaiser Permanente Ser 2009 C-3	0.05	10/07/13	04/01/45	2,000,000
9,700	SWEEP Loan Program Ser 2007 A	0.05	10/07/13	08/01/35	9,700,000
5,070	University of San Diego Ser 2005	0.08	10/07/13	10/01/45	5,070,000
2,645	Castaic Lake Water Agency, CA, Ser 1994 A COPs	0.06	10/07/13	08/01/20	2,645,000
5,000	Deutsche Bank SPEARS, CA, California Health Facilities Financing Authority Dignity Health Ser 2012 A SPEARS Ser DBE-1083 (c)	0.13	10/07/13	03/01/28	5,000,000
	East Bay Municipal Utility District, CA,
9,465	Water System Sub Refg Ser 2008 A-1	0.06	10/07/13	06/01/38	9,465,000
8,000	Water System Sub Refg Ser 2008 A-3	0.06	10/07/13	06/01/38	8,000,000
2,500	Water System Subser 2012 A Eagle #20130004 Class A (c)	0.08	10/07/13	06/01/37	2,500,000
	Eastern Municipal Water District, CA,
4,470	Water & Sewer Ser 2008 C COPs	0.07	10/07/13	07/01/20	4,470,000
9,400	Water & Sewer Ser 2008 E COPs	0.06	10/07/13	07/01/33	9,400,000
10,300	Water & Sewer Ser 2008 G COPs	0.06	10/07/13	07/01/38	10,300,000
4,795	Irvine Ranch Water District, CA, Cons Ser 2008 A	0.07	10/07/13	07/01/35	4,795,000
11,800	Long Beach, CA, Memorial Health Services Ser 1991	0.06	10/07/13	10/01/16	11,800,000
7,795	Los Angeles Community College District, CA, Ser 2009 A ROCs II-R Ser 11773 (c)	0.07	10/07/13	08/01/33	7,795,000

Morgan Stanley California Tax-Free Daily Income Trust

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

2,450	Los Angeles County Housing Authority, CA, Multifamily Malibu Meadows 1998 Ser B	0.05	10/07/13	04/15/28	2,450,000
	Los Angeles Department of Water & Power, CA,
5,000	Power System 2001 Ser B Subser B-7	0.04	10/07/13	07/01/34	5,000,000
5,400	Power System 2002 Ser A Subser A-7	0.06	10/07/13	07/01/35	5,400,000
5,200	Water System 2001 Ser B Subser B-1	0.06	10/07/13	07/01/35	5,200,000
12,000	Metropolitan Water District of Southern California, Water 2008 Ser A-2	0.06	10/07/13	07/01/37	12,000,000
8,300	Mountain View, CA, Villa Mariposa Multifamily 1985 Ser A	0.07	10/07/13	02/15/17	8,300,000
3,840	Orange County Housing Authority, CA, Oasis Martinique Refg 1998 Issue I	0.09	10/07/13	06/15/28	3,840,000
8,000	Orange County, CA, WLCO LF Partners Issue G of 1998 Ser 3	0.05	10/07/13	11/15/28	8,000,000
8,400	RanchoWater District Financing Authority, CA, Ser 2008 B	0.06	10/07/13	08/15/31	8,400,000
4,965	RBC Municipal Products Trust, Inc., CA, Los Angeles County Metropolitan Transportation Authority Ser 2008-A Floater Certificates Ser E-24 (c)	0.06	10/07/13	07/01/31	4,965,000
	Rib Floater Credit Enhanced Trust, PR,
2,000	Puerto Rico Public Improvement Refinancing Notes Ser 2013 A & B Trust Receipts Ser 2013 FR-18WE (c)	0.12	10/07/13	12/01/13	2,000,000
5,000	Puerto Rico Sales Tax Financing Corporation Jr. Lien BANs Ser 2013A Trust Receipts Ser 2013 FR-8WE (c)	0.12	10/07/13	09/30/14	5,000,000
	Sacramento County Housing Authority, CA,
6,900	Multifamily Logan Park Apartments Ser 2007 E (AMT)	0.10	10/07/13	05/01/42	6,900,000
9,400	Seasons at Winter 2004 Ser C-1 (AMT)	0.10	10/07/13	08/01/34	9,400,000
4,000	Sacramento Municipal Utility District, CA, Sub Electric Ser 2008 J	0.07	10/07/13	08/15/28	4,000,000
11,750	San Diego County Regional Transportation Commission, CA, Sales Tax 2008 Ser C	0.05	10/07/13	04/01/38	11,750,000
9,900	San Francisco Bay Area Rapid Transit District, CA, Ser 2007 B Eagle #20070100 Class A (c)	0.08	10/07/13	08/01/35	9,900,000
	San Francisco City & County Airport Commission, CA,
5,000	2009 Second Ser 36-A	0.08	10/07/13	05/01/26	5,000,000
7,000	San Francisco International Airport Second Ser 2008 37C	0.06	10/07/13	05/01/29	7,000,000
3,995	San Francisco City & County Finance Corporation, CA, Moscone Center Ser 2008-2	0.08	10/07/13	04/01/30	3,995,000
	Santa Clara Valley Transportation Authority, CA,
8,450	Measure A Sales Tax Ser 2008 A	0.06	10/07/13	04/01/36	8,450,000
4,650	Measure A Sales Tax Ser 2008 B	0.08	10/07/13	04/01/36	4,650,000
9,135	Sales Tax Ser 2008 A	0.04	10/07/13	06/01/26	9,135,000
4,185	Sales Tax Ser 2008 C	0.06	10/07/13	06/01/26	4,185,000
10,000	University of California Regents, Ser 2013-AL-1 (d)	0.06	10/07/13	05/15/48	10,000,000
5,700	Whittier, CA, Presbyterian Intercommunity Hospital Ser 2009 A	0.05	10/07/13	06/01/36	5,700,000

	Total Weekly Variable Rate Bonds (Cost $376,605,000)				376,605,000

Morgan Stanley California Tax-Free Daily Income Trust

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Commercial Paper (8.9%)
14,800	California, Ser 2011 A-2	0.11%	0.11%	12/06/13	14,800,000
1,400	California State University Institute, Ser A	0.10	0.10	11/04/13	1,400,000
	California Statewide Communities Development Authority,
10,000	Kaiser Permanente Ser 2004 E	0.17	0.17	04/02/14	10,000,000
5,000	Kaiser Permanente Ser 2004 I	0.17	0.17	04/02/14	5,000,000
3,000	Kaiser Permanente Ser 2006 D	0.18	0.18	04/07/14	3,000,000
3,175	Los Angeles County Capital Asset Leasing Corporation, CA, Lease Ser A1	0.11	0.11	11/07/13	3,175,000
3,575	Los Angeles Municipal Improvement Corporation, CA, Lease Ser A-2	0.12	0.12	01/07/14	3,575,000
5,500	Sacramento Municipal Utility District, CA, Ser K-1	0.09	0.09	10/08/13	5,500,000

	Total Commercial Paper (Cost $46,450,000)				46,450,000

	Municipal Bonds & Notes (8.5%)
21,000	California, Ser 2013-14 A-2 RANs, dtd 08/22/13	2.00	0.23	06/23/14	21,269,310
300	California School Cash Reserve Program Authority, 2012-2013 Ser V, dtd 01/29/13	2.00	0.30	10/01/13	300,000
	Los Angeles, CA,
4,000	Ser 2013 A TRANS, dtd 07/11/13	2.00	0.16	02/27/14	4,029,748
6,000	Ser 2013 B TRANS, dtd 07/11/13	2.00	0.17	05/01/14	6,063,687
	Los Angeles County Schools Pooled Financing Program, CA,
4,000	Pooled 2012-2013 Ser B-2 TRANs, dtd 12/14/12	2.00	0.43	11/29/13	4,010,101
3,000	Pooled 2012-2013 Ser B-3 TRANs, dtd 12/14/12	2.00	0.38	11/29/13	3,007,818
1,500	Pooled 2012-2013 Ser B-4 TRANs, dtd 12/14/12	2.00	0.25	10/01/13	1,500,000
2,500	Pooled 2012-2013 Ser C-9 TRANs, dtd 02/28/13	2.00	0.45	01/31/14	2,512,915
2,000	Riverside County, CA, Teeter Obligation 2012 Ser D, dtd 10/22/12	2.00	0.25	10/16/13	2,001,434

	Total Municipal Bonds & Notes (Cost $44,695,013)				44,695,013

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Closed-End Investment Companies (4.2%)
3,000	Nuveen California Dividend Advantage Municipal Fund 2, VRDP Ser 1-980 (AMT) (c)	0.17%	10/07/13	08/03/43	3,000,000
8,000	Nuveen California Dividend Advantage Municipal Fund 3, Ser 1-1600 (AMT)	0.16	10/07/13	09/01/43	8,000,000
4,000	Nuveen California Municipal Market Opportunity Fund, Inc., VRDP Ser 1-498 (AMT) (c)	0.18	10/07/13	03/01/40	4,000,000
2,000	Nuveen California Performance Plus Municipal Fund, Inc., VRDP Ser 1-810 (AMT) (c)	0.15	10/07/13	12/01/40	2,000,000
5,000	Nuveen California Select Quality Municipal Fund, Inc., VRDP Ser 1-1589 (AMT) (c)	0.15	10/07/13	08/01/40	5,000,000

	Total Closed-End Investment Companies (Cost $22,000,000)				22,000,000

	Daily Variable Rate Bonds (3.4%)
2,450	California Infrastructure & Economic Development Bank, Pacific Gas & Electric 2009 Ser C	0.03	10/01/13	12/01/16	2,450,000
4,833	Irvine Assessment District No. 00-18, CA, Improvement Bond Act 1915	0.04	10/01/13	09/02/26	4,833,000
2,150	Irvine Assessment District No. 97-16, CA, Improvement Bond Act 1915	0.04	10/01/13	09/02/22	2,150,000
	Irvine Ranch Water District, CA,
1,100	Cons Ser 1993	0.04	10/01/13	04/01/33	1,100,000
5,600	Cons Ser 2009 B	0.06	10/01/13	10/01/41	5,600,000
1,400	University of California Regents, Medical Center Pooled Ser 2007 B-2	0.04	10/01/13	05/15/32	1,400,000

	Total Daily Variable Rate Bonds (Cost $17,533,000)				17,533,000

Morgan Stanley California Tax-Free Daily Income Trust

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

	Put Option Bonds (3.2%)
1,400	East Bay Municipal Utility District, CA, Water System Sub Refg SIFMA Ser 2009 A-2	0.07	02/28/14	06/01/26	1,400,000
2,500	Eastern Municipal Water District, CA, Water & Sewer Ser 2012 A	0.07	06/12/14	07/01/38	2,500,000
5,000	JP Morgan Chase & Co., CA, Los Angeles Unified School District 2012-2013 Ser B TRANs PUTTERs Ser 4290 (c)	0.11	10/07/13	11/28/13	5,000,000
1,250	JP Morgan Chase & Co., CA, Los Angeles Unified School District 2012-2013 Ser B TRANs PUTTERs Ser 4318	0.15	11/26/13	11/26/13	1,250,000
1,500	Metropolitan Water District of Southern California, Water 2011 Ser A-3	0.07	02/11/14	07/01/36	1,500,000
5,000	RBC Municipal Products Trust, Inc., PR, Puerto Rico Highways & Transportation Authority Ser 2013 A BANs Floater Certificates Ser E-46 (c)	0.17	12/02/23	09/01/15	5,000,000

	Total Put Option Bonds (Cost $16,650,000)				16,650,000

	Floating Rate Notes (1.1%)
1,000	Golden Empire Schools Financing Authority, CA, Kern High School District Ser 2013	0.37		05/01/14	1,000,000
5,000	Metropolitan Water District of Southern California, Water 2013 Ser E	0.09		03/28/14	5,000,000

	Total Floating Rate Notes (Cost $6,000,000)				6,000,000

	Total Investments (Cost $529,933,013) (e)(f)			101.3%	529,933,013
	Liabilities in Excess of Other Assets			(1.3)	(6,574,477)

	Net Assets			100.0%	$523,358,536

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
COPs	Certificates of Participation.
PUTTERS	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
SWEEP	Statewide Easy Equipment Program.
TRANs	Tax and Revenue Anticipation Notes.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at September 30, 2013.
(b)	Date on which the principal amount can be recovered through demand.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	When-issued security.
(e)	Securities are available for collateral in connection with purchase of a when-issued security.
(f)	Cost is the same for federal income tax purposes.

Bond Insurance

BHAC	Berkshire Hathaway Assurance Corporation.

Morgan Stanley California Tax-Free Daily Income Trust

Notes to Portfolio of Investments ¡ September 30, 2013 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Weekly Variable Rate Bonds	$—	$376,605,000	$—	$376,605,000
Commercial Paper	—	46,450,000	—	46,450,000
Municipal Bonds & Notes	—	44,695,013	—	44,695,013
Closed-End Investment Companies	—	22,000,000	—	22,000,000
Daily Variable Rate Bonds	—	17,533,000	—	17,533,000
Put Option Bonds	—	16,650,000	—	16,650,000
Floating Rate Notes	—	6,000,000	—	6,000,000

Total Assets	$—	$529,933,013	$—	$529,933,013

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2013, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Daily Income Trust

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

November 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

November 12, 2013

/s/ Francis Smith

Francis Smith

Principal Financial Officer

November 12, 2013